NATURE OF BUSINESS AND BASIS OF PRESENTATION (Policies)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business

Nature of Business

        HD Supply Holdings, Inc. ("Holdings") indirectly owns all of the outstanding common stock of HD Supply, Inc. ("HDS", "HD Supply" or the "Company").

        HD Supply is one of the largest industrial distribution companies in North America. The Company specializes in three distinct market sectors: Maintenance, Repair & Operations; Infrastructure & Power; and Specialty Construction. Through over 600 locations across 46 U.S. states and 9 Canadian provinces, the Company serves these markets with an integrated go-to-market strategy. HD Supply has approximately 15,000 associates delivering localized, customer-tailored products, services and expertise. The Company serves approximately 500,000 customers, which include contractors, government entities, maintenance professionals, home builders and industrial businesses. HD Supply's broad range of end-to-end product lines and services include over one million stock-keeping units ("SKUs") of quality, name-brand and proprietary-brand products as well as value-add services supporting the entire life-cycle of a project from infrastructure and construction to maintenance, repair and operations.

        HD Supply is managed primarily on a product line basis and reports results of operations in four reportable segments. The reportable segments are Facilities Maintenance, Waterworks, Power Solutions, and White Cap. Other operating segments include Crown Bolt, Repair & Remodel, Creative Touch Interiors ("CTI"), and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which is comprised of enterprise-wide functional departments.

Nature of Business

        HD Supply, Inc. (the "Company" or "HD Supply"), a wholly-owned subsidiary of HD Supply Holdings, Inc., is one of the largest industrial distribution companies in North America. With a diverse portfolio of industry-leading businesses, the Company provides a broad range of products and services to more than 500,000 professional customers in the infrastructure and energy, maintenance, repair and improvement, and specialty construction markets.

        The Company provides an expansive offering of approximately one million stock-keeping units ("SKUs") of quality, name-brand and propriety-brand products at competitive prices. Through approximately 635 locations across 46 states and 9 Canadian provinces, HD Supply provides localized, customer-driven services including jobsite delivery, will call or direct-ship options, diversified logistics and innovative solutions that contribute to its customers' success.

        HD Supply is managed primarily on a product line basis and reports results of operations in four reportable segments. The reportable segments are Facilities Maintenance, Waterworks, Power Solutions, and White Cap. Other operating segments include Crown Bolt, Repair & Remodel, Creative Touch Interiors ("CTI"), and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which includes enterprise-wide functional departments.

Initial Public Offering

Initial Public Offering

        On June 26, 2013, Holdings' Registration Statement (File No. 333-187872) was declared effective by the U.S. Securities and Exchange Commission (the "SEC") for an initial public offering of its common stock, par value $0.01 per share ("Common Stock"). Holdings registered the offering and sale of 53,191,489 shares of Common Stock and an additional 7,978,723 shares of Common Stock to be sold to the underwriters pursuant to their over-allotment option at a price of $18.00 per share. On July 2, 2013, Holdings completed the offering of 61,170,212 shares of Common Stock at a price of $18.00 per share, for an aggregate offering price of $1,038 million, net of underwriters' discounts and commissions and paid and unpaid offering expenses of approximately $17 million (including the payment to the Equity Sponsors, as defined below, of a transaction fee of approximately $11 million). As of August 4, 2013, approximately $14 million of offering expenses have been paid. The net proceeds of $1,038 million were contributed by Holdings to HDS as an equity contribution.

        The net proceeds from the initial public offering were used to (1) redeem all $950 million of HDS's outstanding 10.50% Senior Subordinated Notes due 2021 (the "January 2013 Senior Subordinated Notes"), including the payment of a $29 million redemption premium and $29 million of accrued interest through the redemption date (See Note 4, Debt), and (2) pay related fees and expenses, including the payment to the Equity Sponsors, as defined below, of an aggregate fee to terminate the consulting agreements of approximately $18 million (See Note 3, Related Parties). The remaining net proceeds were used for general corporate purposes.

Basis of Presentation

Basis of Presentation

        The consolidated financial statements have been prepared pursuant to the rules and regulations of the SEC that permit reduced disclosure for interim periods. The consolidated balance sheet as of February 3, 2013 was derived from audited financial statements, but does not include all necessary disclosures required by accounting principles generally accepted in the United States of America ("GAAP"). Certain amounts in prior-period financial statements have been reclassified to conform to the current period's presentation.

        In management's opinion, the unaudited financial information for the interim periods presented includes all adjustments necessary for a fair statement of the results of operations, financial position, and cash flows. All adjustments are of a normal recurring nature unless otherwise disclosed. Revenues, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these interim financial statements may not be the same as those for the full year. For a more complete discussion of the Company's significant accounting policies and other information, you should read this report in conjunction with HD Supply's financial statements for the year ended February 3, 2013, which includes all disclosures required by GAAP, included in the Company's prospectus filed with the SEC pursuant to Rule 424(b) on June 28, 2013, relating to its initial public offering.

Fiscal Year

Fiscal Year

HD Supply’s fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31.  Fiscal year ending February 2, 2014 (“fiscal 2013”) includes 52 weeks and fiscal year ending February 3, 2013 (“fiscal 2012”) included 53 weeks.  The three months ended August 4, 2013 and July 29, 2012 both included 13 weeks and the six months ended August 4, 2013 and July 29, 2012 both included 26 weeks.

Fiscal Year

        HD Supply's fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31. Fiscal year ended February 3, 2013 ("fiscal 2012") includes 53 weeks. Fiscal years ended January 29, 2012 ("fiscal 2011") and January 30, 2011 ("fiscal 2010") both include 52 weeks.

Principles of Consolidation

Principles of Consolidation

        The consolidated financial statements of HD Supply, Inc. present the results of operations, financial position and cash flows of HD Supply, Inc. and its wholly-owned subsidiaries. All material intercompany balances and transactions are eliminated. Results of operations of businesses acquired are included from their respective dates of acquisition. The results of operations of all discontinued operations have been separately reported as discontinued operations for all periods presented.

Principles of Consolidation

        The consolidated financial statements present the results of operations, financial position and cash flows of HD Supply, Inc. and its wholly-owned subsidiaries. All material intercompany balances and transactions are eliminated. Results of operations of businesses acquired are included from their respective dates of acquisition. The assets, liabilities, and results of operations of all discontinued operations have been separately reported as discontinued operations for all periods presented. Certain amounts in prior-period financial statements have been reclassified to conform to the current period's presentation.

Estimates

Estimates

Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with GAAP.  Actual results could differ from these estimates.

Estimates

        Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Actual results could differ from these estimates.

Self-Insurance

Self-Insurance

HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile, workers’ compensation, and is self-insured for medical claims and certain legal claims.  The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience.  At August 4, 2013 and February 3, 2013, self-insurance reserves totaled approximately $93 million and $94 million, respectively.

Self-Insurance

        HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile liability, workers' compensation, and is self-insured for medical claims and certain legal claims. The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience. At February 3, 2013 and January 29, 2012, reserves totaled approximately $94 million and $101 million, respectively.